Risk Management (Details) - Schedule of Quality Assets and its Related Provision - Credit risk [member] - CLP ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022
Corporate loans [Member] | Corporate Portfolio [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 12,832,196		$ 12,794,735
Total, Percentage		31.44%		33.04%
Reported ECL allowance		$ 401,229	[1]	$ 385,575	[2]
Total ECL Allowance, Percentage		35.00%		33.43%
Corporate loans [Member] | Corporate Portfolio [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 28,006
Total, Percentage		0.07%
Reported ECL allowance	[1]	$ 3
Total ECL Allowance, Percentage		0.00%
Corporate loans [Member] | Corporate Portfolio [Member] | A2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 785,654		$ 835,187
Total, Percentage		1.93%		2.16%
Reported ECL allowance		$ 452	[1]	$ 472	[2]
Total ECL Allowance, Percentage		0.04%		0.04%
Corporate loans [Member] | Corporate Portfolio [Member] | A3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 2,832,719		$ 2,362,360
Total, Percentage		6.94%		6.10%
Reported ECL allowance		$ 2,120	[1]	$ 3,484	[2]
Total ECL Allowance, Percentage		0.18%		0.30%
Corporate loans [Member] | Corporate Portfolio [Member] | A4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 2,495,187		$ 2,780,654
Total, Percentage		6.11%		7.18%
Reported ECL allowance		$ 2,534	[1]	$ 5,761	[2]
Total ECL Allowance, Percentage		0.22%		0.50%
Corporate loans [Member] | Corporate Portfolio [Member] | A5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 2,781,194		$ 2,825,224
Total, Percentage		6.81%		7.29%
Reported ECL allowance		$ 6,555	[1]	$ 10,663	[2]
Total ECL Allowance, Percentage		0.57%		0.92%
Corporate loans [Member] | Corporate Portfolio [Member] | A6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 2,162,526		$ 2,141,684
Total, Percentage		5.30%		5.53%
Reported ECL allowance		$ 11,132	[1]	$ 21,090	[2]
Total ECL Allowance, Percentage		0.97%		1.83%
Corporate loans [Member] | Corporate Portfolio [Member] | B1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 617,104		$ 739,301
Total, Percentage		1.51%		1.91%
Reported ECL allowance		$ 14,982	[1]	$ 28,819	[2]
Total ECL Allowance, Percentage		1.30%		2.50%
Corporate loans [Member] | Corporate Portfolio [Member] | B2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 190,140		$ 191,593
Total, Percentage		0.48%		0.50%
Reported ECL allowance		$ 8,248	[1]	$ 13,090	[2]
Total ECL Allowance, Percentage		0.72%		1.14%
Corporate loans [Member] | Corporate Portfolio [Member] | B3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 104,579		$ 75,002
Total, Percentage		0.27%		0.20%
Reported ECL allowance		$ 7,125	[1]	$ 6,654	[2]
Total ECL Allowance, Percentage		0.62%		0.58%
Corporate loans [Member] | Corporate Portfolio [Member] | B4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 97,041		$ 104,818
Total, Percentage		0.24%		0.27%
Reported ECL allowance		$ 12,338	[1]	$ 14,630	[2]
Total ECL Allowance, Percentage		1.07%		1.27%
Corporate loans [Member] | Corporate Portfolio [Member] | C1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 214,578		$ 198,919
Total, Percentage		0.53%		0.51%
Reported ECL allowance		$ 62,467	[1]	$ 59,612	[2]
Total ECL Allowance, Percentage		5.43%		5.17%
Corporate loans [Member] | Corporate Portfolio [Member] | C2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 86,427		$ 113,952
Total, Percentage		0.22%		0.30%
Reported ECL allowance		$ 26,526	[1]	$ 27,494	[2]
Total ECL Allowance, Percentage		2.31%		2.38%
Corporate loans [Member] | Corporate Portfolio [Member] | C3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 104,504		$ 94,829
Total, Percentage		0.26%		0.24%
Reported ECL allowance		$ 35,627	[1]	$ 27,725	[2]
Total ECL Allowance, Percentage		3.10%		2.40%
Corporate loans [Member] | Corporate Portfolio [Member] | C4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 106,439		$ 119,580
Total, Percentage		0.26%		0.31%
Reported ECL allowance		$ 45,336	[1]	$ 50,265	[2]
Total ECL Allowance, Percentage		3.94%		4.36%
Corporate loans [Member] | Corporate Portfolio [Member] | C5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 111,730		$ 84,735
Total, Percentage		0.27%		0.22%
Reported ECL allowance		$ 71,100	[1]	$ 49,558	[2]
Total ECL Allowance, Percentage		6.18%		4.30%
Corporate loans [Member] | Corporate Portfolio [Member] | C6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 114,368		$ 86,776
Total, Percentage		0.28%		0.22%
Reported ECL allowance		$ 95,895	[1]	$ 66,257	[2]
Total ECL Allowance, Percentage		8.33%		5.74%
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 11,242,532		$ 10,918,772
Reported ECL allowance		23,670		38,719
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		28,006
Reported ECL allowance		3
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		785,654		835,187
Reported ECL allowance		452		472
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,803,228		2,362,324
Reported ECL allowance		1,982		3,476
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,482,922		2,780,646
Reported ECL allowance		2,474		5,761
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,732,502		2,811,300
Reported ECL allowance		5,825		10,243
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | A6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,055,756		2,089,194
Reported ECL allowance		8,905		18,766
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | B1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		331,242
Reported ECL allowance		3,787
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | B2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		23,222
Reported ECL allowance		242
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | B3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | B4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 1 [Member] | C6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		866,764		1,192,595
Reported ECL allowance		35,714		61,094
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		29,491		36
Reported ECL allowance		138		8
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		12,265		8
Reported ECL allowance		60
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		47,927		13,132
Reported ECL allowance		668		360
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | A6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		106,770		51,671
Reported ECL allowance		2,227		2,226
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | B1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		285,756		736,674
Reported ECL allowance		11,137		28,346
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | B2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		165,717		190,204
Reported ECL allowance		7,717		12,895
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | B3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		98,961		71,873
Reported ECL allowance		4,990		5,674
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | B4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		64,864		73,231
Reported ECL allowance		3,682		6,210
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		36,299		34,141
Reported ECL allowance		3,104		3,258
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		8,595		9,426
Reported ECL allowance		733		502
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		4,612		1,518
Reported ECL allowance		550		162
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,385		5,490
Reported ECL allowance		311		693
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		1,182		3,414
Reported ECL allowance		191		463
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 2 [Member] | C6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		1,940		1,777
Reported ECL allowance		206		297
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		722,900		683,368
Reported ECL allowance		343,056		285,762
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		765		792
Reported ECL allowance		62		60
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | A6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets				819
Reported ECL allowance				98
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | B1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		106		2,627
Reported ECL allowance		58		473
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | B2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		1,201		1,389
Reported ECL allowance		289		195
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | B3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		5,618		3,129
Reported ECL allowance		2,135		980
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | B4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		32,177		31,587
Reported ECL allowance		8,656		8,420
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		178,279		164,778
Reported ECL allowance		59,363		56,354
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		77,832		104,526
Reported ECL allowance		25,793		26,992
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		99,892		93,311
Reported ECL allowance		35,077		27,563
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C4 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		104,054		114,090
Reported ECL allowance		45,025		49,572
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C5 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		110,548		81,321
Reported ECL allowance		70,909		49,095
Corporate loans [Member] | Corporate Portfolio [Member] | Stage 3 [Member] | C6 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		112,428		84,999
Reported ECL allowance		95,689		65,960
Corporate loans [Member] | Commercial Portfolio [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets				$ 40,121
Total, Percentage				0.10%
Reported ECL allowance	[2]			$ 1
Total ECL Allowance, Percentage				0.00%
Corporate loans [Member] | Commercial Portfolio [Member] | Stage 1 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets				$ 40,121
Reported ECL allowance				1
Corporate loans [Member] | Commercial Portfolio [Member] | Stage 2 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Corporate loans [Member] | Commercial Portfolio [Member] | Stage 3 [Member] | A1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets
Reported ECL allowance
Other loans [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 40,811,886		$ 38,729,401
Total, Percentage		100.00%		10000.00%
Reported ECL allowance		$ 1,149,991		$ 1,153,267
Total ECL Allowance, Percentage		100.00%		100.00%
Other loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 34,765,745		$ 34,675,625
Reported ECL allowance		127,663		196,845
Other loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		3,856,528		2,007,499
Reported ECL allowance		204,903		175,791
Other loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,189,613		2,046,277
Reported ECL allowance		817,425		780,631
Other loans [Member] | Other Commercial [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 5,307,901		$ 4,922,845
Total, Percentage		13.01%		12.71%
Reported ECL allowance		$ 257,156		$ 275,992
Total ECL Allowance, Percentage		22.36%		23.93%
Other loans [Member] | Other Commercial [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 4,375,334		$ 4,258,677
Reported ECL allowance		37,913		44,535
Other loans [Member] | Other Commercial [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		486,303		229,571
Reported ECL allowance		31,921		30,262
Other loans [Member] | Other Commercial [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		446,264		434,597
Reported ECL allowance		187,322		201,195
Other loans [Member] | Mortgages [member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 17,073,439		$ 15,729,009
Total, Percentage		41.83%		40.61%
Reported ECL allowance		$ 216,133		$ 162,756
Total ECL Allowance, Percentage		18.79%		14.11%
Other loans [Member] | Mortgages [member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 14,635,723		$ 14,672,080
Reported ECL allowance		8,651		19,388
Other loans [Member] | Mortgages [member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		1,713,185		367,467
Reported ECL allowance		53,371		10,462
Other loans [Member] | Mortgages [member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		724,531		689,462
Reported ECL allowance		154,111		132,906
Other loans [Member] | Consumers [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 5,598,350		$ 5,282,812
Total, Percentage		13.72%		13.64%
Reported ECL allowance		$ 274,262		$ 328,944
Total ECL Allowance, Percentage		23.85%		28.52%
Other loans [Member] | Consumers [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 4,512,156		$ 4,826,096
Reported ECL allowance		57,429		94,203
Other loans [Member] | Consumers [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		790,276		217,866
Reported ECL allowance		83,897		73,973
Other loans [Member] | Consumers [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		295,918		238,850
Reported ECL allowance		132,936		160,768
Other loans [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 27,979,690		$ 25,934,666
Total, Percentage		68.56%		66.96%
Reported ECL allowance		$ 747,551		$ 767,692
Total ECL Allowance, Percentage		65.00%		66.57%
Other loans [Member] | Subtotal [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		$ 23,523,213		$ 23,756,853
Reported ECL allowance		103,993		158,126
Other loans [Member] | Subtotal [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		2,989,764		814,904
Reported ECL allowance		169,189		114,697
Other loans [Member] | Subtotal [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of Quality Assets and its Related Provision [Line Items]
Financial Assets		1,466,713		1,362,909
Reported ECL allowance		$ 474,369		$ 494,869

[1]	Include MCh$155,903 of ECL allowance calculated on an Individual basis.
[2]	Include MCh$105,837 of ECL allowance calculated on an Individual basis.